Fair Value of Financial Instruments Fair Value of Fiancial Instuments (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying amount and fair value of financial instruments at June 30, 2020 and December 31, 2019 were as follows (in thousands):

		June 30, 2020		December 31, 2019
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	1	$68,307	$68,307	$42,530	$42,530
Other assets - interest rate cap	2	—	—	—	—
Equity investment - Common stock of Scorpio Tankers Inc.	1	27,607	27,607	173,298	173,298

Financial liabilities:
Bank loans, net	2	250,796	250,796	377,569	377,569
Financing obligations	2	401,408	401,408	350,805	350,805